Geographic and Product Information	12 Months Ended
Dec. 31, 2014
Geographic and Product Information

NOTE 15    GEOGRAPHIC AND PRODUCT INFORMATION

Geographic Information

Net sales are based on customer location and long-lived assets are based on physical location.

years ended December 31 (in millions)	2014	2013	2012

Net sales
United States	$3,016	$2,861	$2,687
Rest of world	2,936	2,694	2,623

Combined net sales	$5,952	$5,555	$5,310

as of December 31 (in millions)		2014	2013

Property, Plant and Equipment, Net
United States		$2,411	$1,472
Austria		717	812
Switzerland		353	382
Singapore		333	308
Rest of world		378	402

Combined property, plant and equipment, net		$4,192	$3,376

Significant Product Sales

The following is a summary of net sales for the Company’s four product categories.

years ended December 31 (in millions)	2014	2013	2012

Hemophilia[1]	$2,984	$2,786	$2,627
Immunoglobulin Therapies[2]	1,677	1,616	1,583
Inhibitor Therapies[3]	744	651	614
BioTherapeutics[4]	547	502	486

Combined net sales	$5,952	$5,555	$5,310

[1]	Primarily includes sales of recombinant factor VIII and factor IX products (ADVATE, RECOMBINATE, and RIXUBIS) and plasma-derived hemophilia products (primarily factor VII, factor VIII, and factor IX).
[2]	Includes sales of antibody-replacement immunoglobulin therapy products, including GAMMAGARD LIQUID, SUBCUVIA, and HYQVIA.
[3]	Includes sales of FEIBA, a plasma-derived hemophilia product to treat patients who have developed inhibitors and OBIZUR, and recombinant porcine factor VIII product for the treatment of acquired Hemophilia A.
[4]	Includes primarily plasma-derived specialty therapies including albumin and alpha-1 antitrypsin products.